Restructuring Charge (Details) (USD $)	12 Months Ended			13 Months Ended
	Dec. 31, 2011 Vessel	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012 Vessel
Restructuring Charge (Textual) [Abstract]
Number of Vessels Include in Reflagging	2			7
Cumulative restructuring charges recorded under plan				$ 4,900,000
Accrued Restructuring liabilities
Restructuring charge	$ 3,924,000	$ 119,000	$ 5,008,000